Goodwill and Other Intangibles (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the nine months ended September 30, 2014 are as follows (in millions):

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at December 31, 2013	$1,657	$606	$71	$6	$164	$2,504
Impact of foreign exchange	(4)	(4)	(7)	—	(2)	(17)

Balance at September 30, 2014	$1,653	$602	$64	$6	$162	$2,487

Other Intangible Assets and Related Accumulated Amortization

As of September 30, 2014 and December 31, 2013, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2014			December 31, 2013
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$249	$128	$121	$252	$122	$130
Patents, concessions, licenses and other	5-25	1,652	1,300	352	1,505	1,097	408

		1,901	1,428	473	1,757	1,219	538

Other intangible assets not subject to amortization:
Trademarks		273	—	273	272	—	272

Total other intangible assets		$2,174	$1,428	$746	$2,029	$1,219	$810